Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) - Reportable Segments [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Total other income, net	$ 7,622	$ 16,375
Provision for income taxes	(205,963)	(29,752)
Net loss	(1,074,093)	(479,165)
Wastewater treatment related [Member]
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	3,178,502	1,511,095
Operating expenses	(3,825,822)	(1,976,883)
Operating loss	(647,320)	(465,788)
Digital health and wellness related [Member]
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	3,020,787	0
Operating expenses	(3,249,219)	0
Operating loss	(228,432)	0
Consolidated [Member]
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	6,199,289	1,511,095
Operating expenses	(7,075,041)	(1,976,883)
Operating loss	$ (875,752)	$ (465,788)